Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥) Securities	Mar. 31, 2016 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 5,150,794	¥ 5,874,906
Available-for-sale securities, Gross unrealized losses, Less than 12 months	15,022	53,650
Available-for-sale securities, Fair value, 12 months or more	401,280	587,749
Available-for-sale securities, Gross unrealized losses, 12 months or more	5,193	11,256
Available-for-sale securities, Fair value	5,552,074	6,462,655
Available-for-sale securities, Gross unrealized losses	¥ 20,215	¥ 64,906
Available-for-sale securities, Number of securities | Securities	672	1,157
Held-to-maturity securities, Fair value, Less than 12 months	¥ 584,497	¥ 1,125,726
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	2,315	10,095
Held-to-maturity securities, Fair value, 12 months or more	838,996	759,668
Held-to-maturity securities, Gross unrealized losses, 12 months or more	2,914	4,898
Held-to-maturity securities, Fair value	1,423,493	1,885,394
Held-to-maturity securities, Gross unrealized losses	¥ 5,229	¥ 14,993
Held-to-maturity securities, Number of securities | Securities	168	308
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 4,355,844	¥ 4,210,052
Available-for-sale securities, Gross unrealized losses, Less than 12 months	2,061	572
Available-for-sale securities, Fair value	4,355,844	4,210,052
Available-for-sale securities, Gross unrealized losses	¥ 2,061	¥ 572
Available-for-sale securities, Number of securities | Securities	23	53
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 24,244	¥ 36,613
Available-for-sale securities, Gross unrealized losses, Less than 12 months	39	84
Available-for-sale securities, Fair value	24,244	36,613
Available-for-sale securities, Gross unrealized losses	¥ 39	¥ 84
Available-for-sale securities, Number of securities | Securities	9	19
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 139,053	¥ 277,903
Available-for-sale securities, Gross unrealized losses, Less than 12 months	332	1,152
Available-for-sale securities, Fair value, 12 months or more	80,643	35,577
Available-for-sale securities, Gross unrealized losses, 12 months or more	308	417
Available-for-sale securities, Fair value	219,696	313,480
Available-for-sale securities, Gross unrealized losses	¥ 640	¥ 1,569
Available-for-sale securities, Number of securities | Securities	45	59
Held-to-maturity securities, Fair value, Less than 12 months		¥ 23,698
Held-to-maturity securities, Gross unrealized losses, Less than 12 months		424
Held-to-maturity securities, Fair value		23,698
Held-to-maturity securities, Gross unrealized losses		¥ 424
Held-to-maturity securities, Number of securities | Securities		4
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 64,573	¥ 55,166
Available-for-sale securities, Gross unrealized losses, Less than 12 months	239	387
Available-for-sale securities, Fair value, 12 months or more	35,727	29,218
Available-for-sale securities, Gross unrealized losses, 12 months or more	285	337
Available-for-sale securities, Fair value	100,300	84,384
Available-for-sale securities, Gross unrealized losses	¥ 524	¥ 724
Available-for-sale securities, Number of securities | Securities	101	182
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 99,675	¥ 570,638
Available-for-sale securities, Gross unrealized losses, Less than 12 months	73	6,957
Available-for-sale securities, Fair value, 12 months or more	93,805	279,258
Available-for-sale securities, Gross unrealized losses, 12 months or more	437	4,964
Available-for-sale securities, Fair value	193,480	849,896
Available-for-sale securities, Gross unrealized losses	¥ 510	¥ 11,921
Available-for-sale securities, Number of securities | Securities	138	402
Held-to-maturity securities, Fair value, Less than 12 months	¥ 10,079	¥ 397,672
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	89	4,760
Held-to-maturity securities, Fair value, 12 months or more	161,737	205,644
Held-to-maturity securities, Gross unrealized losses, 12 months or more	11	163
Held-to-maturity securities, Fair value	171,816	603,316
Held-to-maturity securities, Gross unrealized losses	¥ 100	¥ 4,923
Held-to-maturity securities, Number of securities | Securities	91	227
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 981	¥ 139,358
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1	2,911
Available-for-sale securities, Fair value, 12 months or more	5,982	7,860
Available-for-sale securities, Gross unrealized losses, 12 months or more	58	163
Available-for-sale securities, Fair value	6,963	147,218
Available-for-sale securities, Gross unrealized losses	¥ 59	¥ 3,074
Available-for-sale securities, Number of securities | Securities	15	137
Held-to-maturity securities, Fair value, Less than 12 months	¥ 5,459	¥ 23,735
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	3	155
Held-to-maturity securities, Fair value, 12 months or more	150,865	172,241
Held-to-maturity securities, Gross unrealized losses, 12 months or more	12	483
Held-to-maturity securities, Fair value	156,324	195,976
Held-to-maturity securities, Gross unrealized losses	¥ 15	¥ 638
Held-to-maturity securities, Number of securities | Securities	28	31
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 225,823	¥ 268,896
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,195	1,554
Available-for-sale securities, Fair value, 12 months or more	136,256	155,612
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,223	2,747
Available-for-sale securities, Fair value	362,079	424,508
Available-for-sale securities, Gross unrealized losses	¥ 3,418	¥ 4,301
Available-for-sale securities, Number of securities | Securities	160	149
Held-to-maturity securities, Fair value, Less than 12 months	¥ 568,959	¥ 680,621
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	2,223	4,756
Held-to-maturity securities, Fair value, 12 months or more	526,394	381,783
Held-to-maturity securities, Gross unrealized losses, 12 months or more	2,891	4,252
Held-to-maturity securities, Fair value	1,095,353	1,062,404
Held-to-maturity securities, Gross unrealized losses	¥ 5,114	¥ 9,008
Held-to-maturity securities, Number of securities | Securities	49	46
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 22,885	¥ 14,474
Available-for-sale securities, Gross unrealized losses, Less than 12 months	712	432
Available-for-sale securities, Fair value, 12 months or more	44,167	76,212
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,323	1,762
Available-for-sale securities, Fair value	67,052	90,686
Available-for-sale securities, Gross unrealized losses	¥ 2,035	¥ 2,194
Available-for-sale securities, Number of securities | Securities	29	36
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 217,716	¥ 301,806
Available-for-sale securities, Gross unrealized losses, Less than 12 months	10,370	39,601
Available-for-sale securities, Fair value, 12 months or more	4,700	4,012
Available-for-sale securities, Gross unrealized losses, 12 months or more	559	866
Available-for-sale securities, Fair value	222,416	305,818
Available-for-sale securities, Gross unrealized losses	¥ 10,929	¥ 40,467
Available-for-sale securities, Number of securities | Securities	152	120